Note 4 - Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Business Acquisition, Pro Forma Information [Table Text Block]
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
	(Unaudited)	(Unaudited)
Revenue	$60,704	$52,312

Earnings	$(15,854)	$(13,867)

Schedule of Business Acquisitions, by Acquisition [Table Text Block]

Purchase Price Allocation
Total purchase consideration	$16,679
Fair value of non-controlling interest	23,180
Total consideration	$39,859

Identifiable net assets acquired:
Cash	$7,352
Accounts receivable, net	6,478
Accounts receivable, other	506
Inventory	1,631
Prepaid expenses	220
Property and equipment, net	2,883
Right of use assets, net	405
Intangible assets, net:
Trade name	4,700
Development technology	2,880
Pharmacy records	8,130
Deposits	39
Accounts payable and accrued expenses	(8,231)
Notes payable and accrued interest - current portion	(149)
Lease liabilities - current portion	(208)
Notes payable - long term	(1,173)
Lease liabilities - long term	(230)
Deferred tax liability (1)	—
Net assets acquired	$25,233

Goodwill	$14,626